Taxation (Details) - Schedule of reconciliation of tax expense and the accounting profit multiplied by the applicable tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of tax expense and the accounting profit multiplied by the applicable tax rate [Abstract]
The Group profit before tax (restated)	$ 29,326	$ 25,253	$ 25,604
Less: Profit related to non-taxable subsidiaries (restated)	(17,108)	(15,380)	(26,487)
Profit (Loss) before tax for IGI UK – entities subject to corporate taxation	12,218	9,873	(883)
Profit (Loss) multiplied by the standard rate of tax in the UK of 19% (2019:19%) (2018: 19%)	2,322	1,876	(168)
Net disallowed expenditure	(34)	50	181
Fixed asset temporary differences not recognized for deferred tax	14	18	(11)
Other temporary differences not recognized for deferred tax	9	3	6
Adjustment in respect of prior years	(7)	(132)	46
Income tax credits for North Star Underwriting Limited – current year	(9)
IGI Labuan and IGI Casablanca current year tax charges	72	4	9
Release of deferred tax liabilities for a subsidiary	(292)
Effect of rate change to 17%		(131)	(1)
Income tax charge for the year	$ 2,075	$ 1,688	$ 62